DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.7%
Australia - 12.2%
BHP Group Ltd.	2,292,193	$65,568,245
Coles Group Ltd.	745,383	8,202,521
Fortescue Ltd.	943,525	15,930,782
Medibank Pvt Ltd.	1,537,506	3,594,119
Pilbara Minerals Ltd.	1,597,104	4,367,809
Rio Tinto Ltd.	206,493	16,643,206
Santos Ltd.	1,808,142	8,335,794
Telstra Group Ltd.	2,226,550	5,538,306
Wesfarmers Ltd.	632,231	27,434,178
Woodside Energy Group Ltd.	1,056,911	20,893,989

(Cost $172,695,185)		176,508,949

Austria - 0.2%
OMV AG
(Cost $4,068,505)	81,994	3,614,853

Belgium - 0.3%
Ageas SA/NV
(Cost $4,119,080)	89,491	3,796,235

Chile - 0.3%
Antofagasta PLC
(Cost $3,906,826)	219,928	5,056,251

Denmark - 0.7%
A.P. Moller - Maersk A/S, Class A	1,698	2,304,821
A.P. Moller - Maersk A/S, Class B	2,274	3,217,398
Tryg A/S	194,214	4,130,533

(Cost $13,691,790)		9,652,752

Finland - 2.2%
Elisa OYJ	77,777	3,506,373
Kesko OYJ, Class B	150,072	2,868,804
Kone OYJ, Class B	189,460	9,271,195
Orion OYJ, Class B	60,032	2,364,677
Stora Enso OYJ, Class R	325,284	4,111,432
UPM-Kymmene OYJ	297,173	9,946,651

(Cost $32,576,904)		32,069,132

France - 14.0%
Amundi SA, 144A	34,791	2,290,947
AXA SA	1,011,521	35,991,034
Bouygues SA	106,733	4,223,877
Cie Generale des Etablissements Michelin SCA	378,287	13,996,135
Danone SA	358,241	22,880,321
La Francaise des Jeux SAEM, 144A	58,797	2,463,645
Sanofi SA	633,418	60,244,510
TotalEnergies SE	963,787	61,524,355

(Cost $181,441,390)		203,614,824

Germany - 7.5%
Allianz SE	218,051	59,899,453
Bayerische Motoren Werke AG	177,385	20,965,570
Deutsche Post AG	551,757	25,620,876
Evonik Industries AG	128,610	2,374,332

(Cost $88,553,589)		108,860,231

Hong Kong - 2.8%
CK Asset Holdings Ltd.	1,084,823	5,009,242
CK Infrastructure Holdings Ltd.	352,997	2,076,373
CLP Holdings Ltd.	912,237	7,603,140
Hang Lung Properties Ltd.	1,011,994	1,093,587
Henderson Land Development Co. Ltd.	806,206	2,327,337
HKT Trust & HKT Ltd.(a)	2,130,884	2,599,369
Power Assets Holdings Ltd.	768,595	4,624,058
Sino Land Co. Ltd.	2,132,434	2,301,639
SITC International Holdings Co. Ltd.	746,729	1,228,524
Sun Hung Kai Properties Ltd.	805,504	8,123,153
Swire Properties Ltd.	657,877	1,357,972
WH Group Ltd., 144A	4,615,199	2,782,513

(Cost $46,209,655)		41,126,907

Ireland - 0.4%
Smurfit Kappa Group PLC
(Cost $5,184,148)	144,545	6,167,618

Israel - 1.2%
Bank Hapoalim BM	708,933	6,784,447
Bank Leumi Le-Israel BM	849,966	7,120,333
Mizrahi Tefahot Bank Ltd.	85,237	3,372,155

(Cost $16,859,108)		17,276,935

Italy - 1.7%
Assicurazioni Generali SpA	564,345	13,386,679
Snam SpA	1,118,971	5,232,277
Terna - Rete Elettrica Nazionale	788,336	6,179,842

(Cost $21,201,832)		24,798,798

Japan - 8.2%
AGC, Inc.	109,000	3,898,423
Daiwa House Industry Co. Ltd.	329,171	9,523,020
Iida Group Holdings Co. Ltd.	86,400	1,114,997
Isuzu Motors Ltd.	323,600	4,609,576
Japan Tobacco, Inc.	665,400	17,302,979
Mitsui Chemicals, Inc.	95,200	2,638,402
Mitsui OSK Lines Ltd.(b)	191,900	6,580,015
MS&AD Insurance Group Holdings, Inc.(b)	238,700	11,817,779
Nippon Yusen KK(b)	255,400	8,143,040
Obayashi Corp.	359,100	3,477,754
Sekisui House Ltd.	332,224	7,413,831
SoftBank Corp.	1,602,800	21,123,291
Sompo Holdings, Inc.(b)	165,200	9,693,234
SUMCO Corp.	195,200	3,057,051
Sumitomo Metal Mining Co. Ltd.	137,400	3,583,949
Yamaha Motor Co. Ltd.	496,700	4,445,311

(Cost $96,517,850)		118,422,652

Netherlands - 4.8%
ASR Nederland NV	88,384	4,077,337
Koninklijke Ahold Delhaize NV	531,404	15,825,625
Koninklijke KPN NV	1,851,405	6,777,836
NN Group NV	151,457	6,762,483
Randstad NV	60,336	3,326,006
Stellantis NV	1,233,370	32,212,786

(Cost $53,680,398)		68,982,073

New Zealand - 0.2%
Spark New Zealand Ltd.
(Cost $3,009,285)	1,006,816	3,109,951

Norway - 0.8%
Aker BP ASA	176,101	4,281,551
Gjensidige Forsikring ASA	111,996	1,770,930
Orkla ASA	387,713	2,782,220
Yara International ASA	92,566	2,881,976

(Cost $15,422,760)		11,716,677

Singapore - 4.6%
DBS Group Holdings Ltd.	1,007,500	24,973,951
Oversea-Chinese Banking Corp. Ltd.	1,883,107	18,178,439
Singapore Exchange Ltd.	478,450	3,362,601
Singapore Technologies Engineering Ltd.	863,300	2,555,358
United Overseas Bank Ltd.	703,400	14,621,471
Wilmar International Ltd.	1,074,800	2,653,827

(Cost $62,401,436)		66,345,647

Spain - 3.3%
Enagas SA	138,253	1,996,553
Endesa SA	178,645	3,216,857
Iberdrola SA	3,417,563	39,276,127
Redeia Corp. SA	222,890	3,545,647

(Cost $48,659,356)		48,035,184

Sweden - 2.5%
Boliden AB	151,162	3,832,572
Skanska AB, Class B	187,867	3,467,772
Tele2 AB, Class B	301,691	2,534,246
Volvo AB, Class A	113,119	3,157,180
Volvo AB, Class B	839,289	23,124,663

(Cost $29,572,333)		36,116,433

Switzerland - 16.9%
Adecco Group AG	88,191	3,548,472
Baloise Holding AG	24,912	4,034,355
Glencore PLC	5,778,131	27,419,909
Helvetia Holding AG	20,815	2,952,465
Holcim AG	289,987	23,744,322
Kuehne + Nagel International AG	30,287	10,236,115
Novartis AG	735,623	74,761,118
Partners Group Holding AG	12,645	18,223,275
SGS SA	83,413	8,032,959
Swiss Re AG	167,950	20,332,145
Swisscom AG	14,507	8,326,430
Zurich Insurance Group AG	81,427	43,462,257

(Cost $202,978,318)		245,073,822

United Kingdom - 13.9%
Admiral Group PLC	144,808	4,883,446
Anglo American PLC	706,974	15,211,829
Barratt Developments PLC	544,293	3,211,871
Hargreaves Lansdown PLC	195,810	1,804,174
Imperial Brands PLC	469,621	10,125,540
Kingfisher PLC	1,032,474	3,062,638
National Grid PLC	2,070,650	27,174,933
Rio Tinto PLC	626,652	40,260,422
Schroders PLC	438,962	2,183,859
SSE PLC	605,313	12,446,311
Tesco PLC	3,930,878	13,862,961
Unilever PLC	1,391,392	68,052,047

(Cost $213,337,936)		202,280,031

TOTAL COMMON STOCKS (Cost $1,316,087,684)		1,432,625,955

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG	32,791	3,594,609
Porsche Automobil Holding SE	83,894	4,483,009

(Cost $7,776,042)		8,077,618

SECURITIES LENDING COLLATERAL - 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(c)(d)
(Cost $31,603,000)	31,603,000	31,603,000

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28%(c)
(Cost $646,190)	646,190	646,190

TOTAL INVESTMENTS - 101.5%
(Cost $1,356,112,916)		$1,472,952,763
Other assets and liabilities, net - (1.5%)		(22,107,648)

NET ASSETS - 100.0%		$1,450,845,115

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
SECURITIES LENDING COLLATERAL — 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(c)(d)
92,172,040	—	(60,569,040)(e)	—	—	167,012	—	31,603,000	31,603,000
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28%(c)
1,988,411	63,733,278	(65,075,499)	—	—	63,695	—	646,190	646,190

94,160,451	63,733,278	(125,644,539)	—	—	230,707	—	32,249,190	32,249,190

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $31,848,954, which is 2.2% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 29, 2024 the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$333,500,135	23.2%
Materials	249,739,706	17.3
Consumer Staples	167,339,359	11.6
Health Care	137,370,304	9.5
Consumer Discretionary	129,008,156	9.0
Industrials	125,414,450	8.7
Utilities	113,372,119	7.9
Energy	98,650,542	6.8
Communication Services	53,515,802	3.7
Real Estate	29,735,949	2.1
Information Technology	3,057,051	0.2

Total	$1,440,703,573	100.0%

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
FTSE 100 Index Futures	GBP	25	$2,416,607	$2,411,787	3/15/2024	$(4,820)
MSCI EAFE Futures	USD	64	7,077,763	7,321,280	3/15/2024	243,517

Total net unrealized appreciation						$238,697

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2024.

Currency Abbreviations

GBP	Pound Sterling
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,432,625,955	$—	$—	$1,432,625,955
Preferred Stocks	8,077,618	—	—	8,077,618
Short-Term Investments(a)	32,249,190	—	—	32,249,190
Derivatives(b)
Futures Contracts	243,517	—	—	243,517

TOTAL	$1,473,196,280	$—	$—	$1,473,196,280

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Futures Contracts	$(4,820)	$—	$—	$(4,820)

TOTAL	$(4,820)	$—	$—	$(4,820)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HDEF-PH3

R-089711-1 (5/24) DBX005195 (5/24)